Business Combination - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 26, 2022 USD ($) TRADING_DAY $ / shares shares	Dec. 31, 2022 USD ($) shares	Sep. 25, 2022 USD ($)
Business Acquisition
Net proceeds	$ 293,717	$ 293,700
Cash acquired through reverse capitalization	13,849
Share redemption, value	$ 368,100
Common stock, share outstanding (in shares) | shares	202,402,888	202,403
Common Class A
Business Acquisition
Shares repurchased ( in shares) | shares	36,597,112
Shares repurchased	$ 368,100
ABIC
Business Acquisition
Common stock, share outstanding (in shares) | shares	40,000,000
ABIC | Common Class A
Business Acquisition
Shares repurchased ( in shares) | shares	36,597,112
Shares repurchased	$ 368,100
Shares repurchased ( in dollars per share) | $ / shares	$ 10.06
Earn Out Shares
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares) | shares	12,500,000
Earn Out Shares | Derivative Instrument, Period, One
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares) | shares	6,250,000
Trigger price (in dollars per share) | $ / shares	$ 14
Trading days | TRADING_DAY	20
Consecutive trading days | TRADING_DAY	30
Earn Out Shares | Derivative Instrument, Period, Two
Business Acquisition
Derivative instrument, contingent consideration, liability (in shares) | shares	6,250,000
Trigger price (in dollars per share) | $ / shares	$ 18
Trading days | TRADING_DAY	20
Consecutive trading days | TRADING_DAY	30
Back Stop Share
Business Acquisition
Derivative instrument, contingent consideration, liability	$ 100,000
Derivative instrument, contingent consideration, liability (in shares) | shares	10,000,000
KYMCO Group
Business Acquisition
Proceeds sale	$ 100,000
Harley Davidson
Business Acquisition
Proceeds sale	100,000
Payments of reverse capitalization	20,132
Assets retained by acquiror			$ 8,192
Liabilities retained by acquiror			$ 13,375
Accounts receivable retained by acquiror		$ 339
Inventories retained by acquiror		7,576
Other current assets retained by acquiror		205
Deferred tax assets retained by acquiror		72
Accounts payable retained by acquiror		4,427
Accrued liabilities retained by acquiror		5,184
Deferred tax liabilities retained by acquiror		46
Long-term supplier liability retained by acquiror		3,435
Other long-term liabilities retained by acquiror		283
Adjustment transferred to additional paid-in capital retained by acquiror		$ 5,183
ABIC
Business Acquisition
Net proceeds	34,230
Proceeds sale	240
Transaction cost	20,600
Payments of reverse capitalization	$ 20,621